Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

22.Leases

The statement of financial position shows the following amounts relating to leases:

	Year Ended
	December 31,	December 31,
In thousands of €	2020	2019
Right-of-use assets
Buildings	€6,313	€5,576
Vehicles	1,233	744
Equipment	215	243
	€7,760	€6,563

Lease liabilities
Current	€2,833	€1,974
Non-current	5,035	4,540
	€7,868	€6,514

Additions to the right-of-use assets amounted to €3.6 million for the year ended December 31, 2020.

The table below shows a maturity analysis of the lease liabilities as on December 31, 2020:

(in thousands of €)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows	Carrying amount
Lease liabilities	€3,043	€4,085	€1,171	€—	€8,299	€7,868

The consolidated statements of profit or loss and other comprehensive income shows the following amounts relating to leases:

	Year Ended
	December 31,
In thousands of €	2020	2019	2018
Depreciation charges
Buildings	€1,981	€1,315	€—
Vehicles	386	233	—
Equipment	28	28	11
	€2,395	€1,576	€11

Interest expense (included in finance cost)	€176	€105	€—
Expense relating to short-term leases	231	123	—
Expense relating to leases of low-value assets that are not shown above as short-term leases	5	5	—

The total cash outflow for leases in 2020 was €2.6 million.

The Company did not enter into any lease agreement with variable lease payments or residual value guarantees. The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs. The Company exercises judgement in deciding whether it is reasonably certain that the extension options will be exercised.